Acquisition of Non-Controlling Interests (Details) ¥ in Millions	Mar. 04, 2023 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 04, 2023 CNY (¥)
Acquisition of non-Controlling Interests [Line Items]
Non-controlling interests	$ 1,486,074	$ (3,456,356)	$ (892,218)
Non-controlling interests consideration	$ 1,482,572
Class A Ordinary Shares [Member] | Beijing Deran [Member]
Acquisition of non-Controlling Interests [Line Items]
Ordinary shares issued (in Shares) | shares	1,278
Beijing Deran [Member]
Acquisition of non-Controlling Interests [Line Items]
Ownership interest percentage	49.00%			49.00%
Beijing Deran [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Security Purchase Agreement [Member]
Acquisition of non-Controlling Interests [Line Items]
Acquisition of noncontrolling interests cash payment	$ 483,000			¥ 3.5